UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	December 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.8% (1.9% of Total Investments)
$ 950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 727,387
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	2,973,600
	Series 2007A, 5.000%, 12/01/23
4,550	Total Consumer Discretionary			3,700,987
	Consumer Staples – 2.3% (1.6% of Total Investments)
305	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	289,829
	5.250%, 6/01/25
785	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	753,200
	Series 2002, 5.375%, 5/15/33
240	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	226,846
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
805	4.750%, 6/01/22	6/16 at 100.00	BBB	770,707
1,125	5.000%, 6/01/26	6/16 at 100.00	BBB	1,018,305
3,260	Total Consumer Staples			3,058,887
	Education and Civic Organizations – 18.6% (12.6% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	344,649
	2007A, 5.000%, 7/01/31
160	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	123,344
	Schools, Series 2007A, 5.000%, 4/01/37
1,725	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,756,464
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	108,164
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,436,070
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,106,120
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	712,762
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
195	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	200,811
	Series 2000, 5.375%, 7/01/20 – FSA Insured
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,342,582
	College Project, Series 2007-A2, 4.500%, 8/01/36
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	372,912
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Kenmore Housing Authority, New York, Revenue Bonds, State University of New York at Buffalo
	Student Apartment Project, Series 1999A:
3,050	5.500%, 8/01/19 – RAAI Insured	2/10 at 102.00	A3	3,081,110
2,750	5.500%, 8/01/24 – RAAI Insured	2/10 at 102.00	A3	2,764,328
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/10 at 101.00	N/R	3,059,194
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	312,065
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,814,238
	Greater New York, Series 2002, 5.250%, 8/01/21
1,630	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	1,427,016
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured

2,240	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,869,504
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	BBB	1,513,605
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	215,519
	College, Series 2007, 5.000%, 10/01/27
1,085	Town of Hempstead, New York, Local Development Corporation Revenue Bonds, Molloy College	7/19 at 100.00	BBB+	1,085,000
	Project, Series 2009, 5.750%, 7/01/39
250	Town of Hempstead, New York, Local Development Corporation Revenue Refunding Bonds, Series	2/19 at 100.00	A	253,050
	2009A, Revenue Bonds, Series 2009B, Adelphi University Project, 5.250%, 2/01/39
25,870	Total Education and Civic Organizations			24,898,507
	Financials – 2.2% (1.5% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,099,901
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,803,040
	2007, 5.500%, 10/01/37
2,840	Total Financials			2,902,941
	Health Care – 30.7% (20.8% of Total Investments)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Medical Center,
	Series 1999:
1,120	6.000%, 5/01/19	5/10 at 100.50	N/R	1,119,093
1,460	6.000%, 5/01/29	5/10 at 100.50	N/R	1,318,409
1,970	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/10 at 100.50	A	1,991,966
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	NPFG Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/10 at 101.00	N/R	4,877,250
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 – AMBAC Insured
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	639,038
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
2,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	A–	2,535,546
	Hospital, Series 2005, 4.900%, 8/15/31
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 – RAAI Insured	1/10 at 100.00	A3	2,001,180
2,000	5.500%, 7/01/27 – RAAI Insured	1/10 at 100.00	A3	1,999,820
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	BBB+	2,032,160
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
165	5.375%, 7/01/20	7/11 at 101.00	Ba1	148,818
500	5.500%, 7/01/30	7/11 at 101.00	Ba1	415,220
3,150	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	3,207,708
	Center, Series 2006, 5.000%, 7/01/35 (UB)
1,575	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A2	1,604,075
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	1/10 at 100.00	A2	250,155
	2000C, 5.500%, 7/01/26
1,415	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,530,195
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	962,770
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	Baa2	1,957,560
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	500,155
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	566,046
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	356,504
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	No Opt. Call	BBB–	372,506
360	5.500%, 2/01/32	No Opt. Call	BBB–	323,122
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	A+	1,793,278
	2003A, 5.250%, 2/15/22 – AMBAC Insured
565	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Ba2	517,687
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Ba2	91,549
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
4,000	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston	5/10 at 101.00	A2	4,043,039
	Hospital, Series 1999, 5.650%, 11/15/24
3,075	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/10 at 101.00	AAA	3,308,423
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	629,759
	Series 2001A, 7.125%, 7/01/31
41,085	Total Health Care			41,093,031
	Housing/Multifamily – 8.5% (5.8% of Total Investments)
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	2,680,490
	Series 2005, 5.000%, 7/01/25 – FGIC Insured (UB)
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,035,730
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	765,953
	Series 2004A, 5.250%, 11/01/30
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	3,942,079
	Series 2009J, 4.800%, 5/01/36
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	586,110
	4.500%, 11/01/29
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	396,718
	11/01/38 (Alternative Minimum Tax)
11,340	Total Housing/Multifamily			11,407,080
	Housing/Single Family – 4.0% (2.7% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	694,239
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	474,767
	10/01/37 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	1,275,426
	(Alternative Minimum Tax)
510	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	510,923
	10/01/32 (Alternative Minimum Tax)
1,600	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	4/10 at 100.00	Aa1	1,600,576
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	844,208
	(Alternative Minimum Tax)
5,430	Total Housing/Single Family			5,400,139
	Long-Term Care – 5.8% (3.9% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	2,008,880
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
600	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	595,026
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	A1	372,023
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	160,668
	5.000%, 7/01/35 – ACA Insured
905	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	733,303
	Project, Series 2006, 5.500%, 8/01/33
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	757,575
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,027,094
635	5.800%, 7/01/23	7/16 at 101.00	N/R	553,098
1,485	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	2/10 at 100.50	A	1,499,687
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured
8,140	Total Long-Term Care			7,707,354
	Materials – 0.2% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	315,625
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 11.8% (8.0% of Total Investments)
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,881,595
6,590	New York City, New York, General Obligation Bonds, Fiscal Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	7,028,696
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2009C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,151,240
1,000	New York City, New York, General Obligation Bonds, Series 2004, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,100,390
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	A	815,206
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	A	815,018
14,730	Total Tax Obligation/General			15,792,145
	Tax Obligation/Limited – 31.6% (21.4% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,118,380
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	621,624
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/10 at 100.00	AA–	1,852,313
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	198,601
	2005F, 5.000%, 3/15/21 – FSA Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AAA	584,315
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured (UB)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,109,900
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,023,880
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,018,880
	Series 2002A, 5.125%, 1/01/29
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	914,238
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,178,584
810	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	859,394
2,375	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,489,570
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,209,263
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,749,943
	Series 2003E, 5.000%, 2/01/23
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,270,622
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,046,020
	2003A, 5.000%, 3/15/21
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,152,344
	Series 2008A, 5.000%, 12/15/26 (UB)
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,219,572
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,072,240
	2005B, 5.000%, 4/01/21 – AMBAC Insured
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	3,962,122
	5.500%, 4/01/20 – AMBAC Insured (UB)
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,718,958
	5.000%, 4/01/27

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,229,399
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,107,240
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,062,790
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,458,797
	Option Bond Trust 09-6W, 13.184%, 3/15/37 (IF)
39,940	Total Tax Obligation/Limited			42,228,989
	Transportation – 13.3% (9.0% of Total Investments)
310	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	315,075
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	3,040,740
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,042,410
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,749,825
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
200	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 100.00	N/R	154,802
	Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/10 at 101.00	BB	70,804
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,024,190
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	503,040
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue,:
450	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	371,273
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	737,240
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	163,187
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%,	7/15 at 100.00	AAA	723,429
	1/01/30 – FSA Insured (UB)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/10 at 100.50	A	501,115
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,378,416
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	642,589
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	526,029
	Eighth Series 2007, Trust 2920, 17.292%, 8/15/32 – FSA Insured (IF)
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	1,070,130
	5.250%, 1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,656,250
	Series 2002B, 5.000%, 11/15/21
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	AA–	1,072,390
	Refunding Bonds, Tender Option Bond Trust 1184, 9.235%, 11/15/33 (IF)
17,530	Total Transportation			17,742,934
	U.S. Guaranteed – 5.2% (3.5% of Total Investments) (4)
390	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+ (4)	424,445
	(Pre-refunded 7/15/11)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.875%, 8/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	25,883
10	5.875%, 8/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	10,351
305	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	315,940
	Series 2000, 5.375%, 7/01/20 (Pre-refunded 7/01/10) – FSA Insured
425	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	442,455
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/10 at 100.00	N/R (4)	536,856
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)

1,050	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/10 at 101.00	AAA	1,083,411
	Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)
455	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	478,842
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	792,435
	10/01/24 (Pre-refunded 10/01/10)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,305,688
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,400	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	Baa3 (4)	1,489,306
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)
6,595	Total U.S. Guaranteed			6,905,612
	Utilities – 5.5% (3.7% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,612,825
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	520,565
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,345,862
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	248,670
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
	11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	592,290
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	11/10 at 100.00	Aa2	2,018,380
7,250	Total Utilities			7,338,592
	Water and Sewer – 2.5% (1.7% of Total Investments)
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	1,228,593
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	2,159,419
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
3,130	Total Water and Sewer			3,388,012
$ 192,020	Total Long-Term Investments (cost $193,201,846) – 145.0%			193,880,835
	Short-Term Investments – 2.5% (1.7% of Total Investments)
$ 3,277	State Street Bank Euro Dollar Time Deposit, 0.010%, 1/04/10	N/A	N/A	3,276,884
	Total Short-Term Investments (cost $3,276,884)			3,276,884
	Total Investments (cost $196,478,730) – 147.5%			197,157,719
	Floating Rate Obligations – (13.3)%			(17,735,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (22.5)% (5)			(30,000,000)
	Other Assets Less Liabilities – 26.7%			35,686,487
	Auction Rate Preferred Shares, at Liquidation Value – (38.4)% (5)			(51,400,000)
	Net Assets Applicable to Common Shares – 100%			$ 133,709,206

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$193,880,835	$ —	$193,880,835
Short-Term Investments	3,276,884	—	—	3,276,884
Total	$3,276,884	$193,880,835	$ —	$197,157,719

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $178,854,302.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 4,424,124
Depreciation	(3,847,116)
Net unrealized appreciation (depreciation) of investments	$ 577,008

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 15.2% and 26.1%, respectively.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        March 1, 2010